COUNTRY STAMPEDE ACQUISITION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
COUNTRY STAMPEDE ACQUISITION

NOTE 22. TICKETSMARTER ACQUISITION

On September 1, 2021, Digital Ally, Inc. formed TicketSmarter, Inc. (“TicketSmarter”), through which the Company completed the acquisition of Goody Tickets, LLC, a Kansas limited liability company (“Goody Tickets”) and TicketSmarter, LLC, a Kansas limited liability company (“TicketSmarter LLC”), collectively the “TicketSmarter Acquisition”. TicketSmarter, Inc. comprises the Company’s entertainment business segment. In accordance with the stock purchase agreement, the Company agreed to an initial payment (the “Initial Payment Amount”) of $9,403,600 through a combination of cash and common stock. In addition to the Initial Payment Amount, the Company agreed to issue an earn-out agreement to the stockholders of Goody Tickets and TicketSmarter LLC in the contingent amount of $4,244,400 that is subject to an earn-out adjustment based on actual EBITDA achieved in 2021, of which the Company gave a fair value of $3,700,000 on the date of acquisition. However, following the completion of 2021, it was determined that the actual EBITDA threshold for any earn-out adjustment to be paid was not met. Thus, in accordance with U.S. GAAP, the fair value of the contingent earn-out is reduced to zero, and the associated gain related to this revaluation is recorded in our Consolidated Statements of Operations for the year ended December 31, 2021. Lastly, included in the agreement, the Company agreed to place $500,000 in escrow, subject to a working capital adjustment based on actual working capital amounts on the acquisition date as defined in the agreement, this amount was subject to disbursement 45 days following the close of the acquisition. The parties completed the working capital adjustment resulting in the Company retaining $297,726 of the escrow amount with the $202,274 released to the Sellers. The total acquisition related costs aggregated $40,625, which was expensed as incurred.

The Company accounts for business combinations using the acquisition method and that the Company has early adopted the amendments of Regulation S-X dated May 21, 2020 and has concluded that this acquisition was not significant. Accordingly, the presentation of the assets acquired, historical financial statements under Rule 3-05 and related pro forma information under Article 11 of Regulation S-X, respectively, are not required to be presented. Under the acquisition method, the purchase price of the TicketSmarter Acquisition has been allocated to Goody Tickets’ and TicketSmarter LLC’s acquired tangible and identifiable intangible assets and assumed liabilities based on their estimated fair values at the time of the TicketSmarter Acquisition. This allocation involves a number of assumptions, estimates, and judgments that could materially affect the timing or amounts recognized in our financial statements. The TicketSmarter Acquisition was structured as a stock purchase; however the parties agreed to coordinate the election to invoke IRS Section 338(h)(10) relative to this transaction for tax purposes. Therefore, the excess purchase price over the fair value of net tangible assets acquired was recorded as goodwill, which will be amortized over 15 years for income tax filing purposes. Likewise, the other acquired assets were stepped up to fair value and is deductible for income tax purposes. The results of operations of acquired businesses are included in the consolidated financial statements from the acquisition date.

The purchase price of the TicketSmarter Acquisition was allocated to Goody Tickets’ and TicketSmarter LLC’s tangible assets, goodwill, identifiable intangible assets, and assumed liabilities based on their preliminary estimated fair values at the time of the TicketSmarter Acquisition. The Company retained the services of an independent valuation firm to determine the fair value of these identifiable intangible assets. The preliminary and final estimated fair value of assets acquired, and liabilities assumed in the TicketSmarter Acquisition were as follows:

	Purchase price allocation
	As allocated	Final as allocated
Description	September 30, 2021	December 31, 2021
Assets acquired:
Tangible assets acquired, including $51,432 of cash acquired	$7,139,930	$5,748,291
Identifiable intangible assets acquired	-	6,800,000
Goodwill	11,839,308	5,886,547
Liabilities assumed	(5,128,964)	(5,128,964)
Net assets acquired and liabilities assumed	$13,850,274	$13,305,874
Consideration:
Cash paid at TicketSmarter Acquisition date	$8,413,240	$8,413,240
Common stock issued as consideration for TicketSmarter Acquisition at date of acquisition	990,360	990,360
Contingent consideration earn-out agreement	4,244,400	3,700,000
Cash paid at closing to escrow amount	500,000	500,000
Cash retained from escrow amount pursuant to settlement of working capital target	(297,726)	(297,726)

Total TicketSmarter Acquisition purchase price	$13,850,274	$13,305,874

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives in years as of the date of acquisition:

	Cost	Amortization through December 31, 2023	Estimated useful life
Identifiable intangible assets:
Trademarks	$600,000	$-	indefinite
Sponsorship agreement network	5,600,000	2,613,333	5 years
Search engine optimization/content	600,000	350,000	4 years

	$6,800,000	$2,963,333

For the period from the date of the TicketSmarter Acquisition to December 31, 2021, the Company adjusted its preliminary fair value estimates and estimated useful lives based upon information obtained through December 31, 2021, which resulted in adjustments to the preliminary allocation of the purchase price. These adjustments primarily related to estimated identifiable intangible asset fair values (primarily related to the sponsorship agreement network), the estimated fair value of the contingent earn-out agreement liability and goodwill. There were no adjustments to the allocation of the purchase price during the year ended December 31, 2023.

During the measurement period (which is the period required to obtain all necessary information that existed at the acquisition date, or to conclude that such information is unavailable, not to exceed one year), additional assets or liabilities may be recognized, or there could be changes to the amounts of assets or liabilities previously recognized on a preliminary basis, if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of these assets or liabilities as of that date. The change in fair value of the contingent consideration is more fully described in Note 10, “Debt Obligations”.

Country Stampede Acquisition [Member]
Business Acquisition [Line Items]
COUNTRY STAMPEDE ACQUISITION

NOTE 13. COUNTRY STAMPEDE ACQUISITION

On March 1, 2024, Kustom 440, entered into an Asset Purchase Agreement (the “Acquisition Agreement”) with JC Entertainment, LLC, a Kansas limited liability company (“JC Entertainment”). Pursuant to the Acquisition Agreement, Kustom 440 acquired certain assets associated with a music entertainment event (“Country Stampede”), including all intellectual property arising out of and relating to Country Stampede (“Country Stampede Intellectual Property”) and certain contracts in which JC Entertainment is a party to host and operate the 2024 Country Stampede (the “Assumed Contracts”, and together with the Country Stampede Intellectual Property, the “Purchased Assets”).

As consideration for acquiring the Purchased Assets, Kustom 440 paid JC Entertainment the aggregate purchase price amount $542,959, with the sum of $400,000 paid at the time of closing (“Closing”), and the remainder to be paid on or before thirty days from the time of Closing. Kustom 440 shall receive a credit for all non-refunded festival ticket sales for the 2024 Country Stampede to be calculated immediately prior to Closing, and JC Entertainment shall be entitled to keep all ticket sale proceeds made and/or received prior to Closing. Kustom 440 shall be obligated, to the extent a refund is sought after Closing, to provide such refund, if appropriate, to the customer requesting a refund, and shall indemnify and hold harmless JC Entertainment from any and all claims, liabilities, costs, suits, or the like relating to such refund request.

The Company accounts for business combinations using the acquisition method and that the Company has early adopted the amendments of Regulation S-X dated May 21, 2020 and has concluded that this acquisition was not significant. Accordingly, the presentation of the assets acquired, historical financial statements under Rule 3-05 and related pro forma information under Article 11 of Regulation S-X, respectively, are not required to be presented. Under the acquisition method, the purchase price of the Country Stampede Acquisition has been allocated to the acquired tangible and identifiable intangible assets and assumed liabilities based on their estimated fair values at the time of the Country Stampede Acquisition. This allocation involves a number of assumptions, estimates, and judgments that could materially affect the timing or amounts recognized in our financial statements. The Country Stampede Acquisition was structured as an asset purchase; however the parties agreed to coordinate the election to invoke IRS Section 338(h)(10) relative to this transaction for tax purposes. Therefore, the excess purchase price over the fair value of net tangible assets acquired was recorded as goodwill, which will be amortized over 15 years for income tax filing purposes. Likewise, the other acquired assets were stepped up to fair value and is deductible for income tax purposes. The results of operations of acquired businesses are included in the consolidated financial statements from the acquisition date.

The purchase price of the Country Stampede Acquisition was allocated to tangible assets, goodwill, identifiable intangible assets, and assumed liabilities based on their preliminary estimated fair values at the time of the acquisition. The Company retained the services of an independent valuation firm to determine the fair value of these identifiable intangible assets. The Company will continue to evaluate the fair value of the identified intangible assets. The preliminary estimated fair value of assets acquired, and liabilities assumed in the Country Stampede Acquisition were as follows:

As allocated (Preliminary)
Description	March 1, 2024
Assets acquired (provisional):
Tangible assets acquired	$305,000
Identifiable intangible assets acquired (Trademarks and trade names)	300,000
Goodwill	225,959
Liabilities assumed	(288,000)

Net assets acquired and liabilities assumed	$542,959
Consideration:
Cash paid at Country Stampede Acquisition date	$400,000
Cash paid subsequent to closing	142,959

Total Country Stampede Acquisition purchase price	$542,959

During the measurement period (which is the period required to obtain all necessary information that existed at the acquisition date, or to conclude that such information is unavailable, not to exceed one year), additional assets or liabilities may be recognized, or there could be changes to the amounts of assets or liabilities previously recognized on a preliminary basis, if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of these assets or liabilities as of that date.